Securities Sold Under to Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under to Repurchase Agreements
(12) Securities Sold Under Agreements to Repurchase

On December 31, 2010, the Company had $20,000,000 outstanding in securities sold under an agreement to repurchase.  Interest payments were due quarterly at a fixed rate of 3.34 percent.  The repurchase agreement was secured with U.S. Government mortgage-backed securities.  The repurchase agreement matured on June 30, 2011.  At December 31, 2011, the Company had an available repurchase agreement line of credit with a third party totaling $50,000,000.  Use of this credit facility is subject to the underwriting and risk management policies of the third-party in effect at the time of the request.  Such policies may take into consideration current market conditions, the current financial condition of the Company and the ability of the Company to provide adequate securities as collateral for the transaction, among other factors.